Warrants - Series A-4 Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020	Aug. 31, 2013
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)				7,520,000
Exercise price of warrants				$ 11.50
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		522,009	522,009
Warrant liabilities			$ 11.5
Gelesis | Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		708,493	708,493
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)					719,670
Exercise price of warrants					$ 0.04
Warrant liabilities		$ 15.8	$ 8.6		$ 1.7
Number of shares issued upon exercise of warrants	11,177
Fair value of warrants exercised	$ 0.1
Warrants outstanding		708,493	708,493